Segment and geographic information - Geographic Allocation of Net Revenue and Income (Loss) Before Income Taxes from Operations by Geographic Areas, and Long-Lived Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Mar. 31, 2014
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	¥ 373,833	[1]	¥ 356,390	[1]	¥ 744,671	[1]	¥ 787,711	[1]
Consolidated, income (loss) before income taxes	74,005		72,933		125,679		186,152
Consolidated, long-lived assets	530,409				530,409				524,201
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	48,095	[1]	54,626	[1]	117,394	[1]	109,859	[1]
Consolidated, income (loss) before income taxes	(6,757)		(1,328)		(697)		(9,824)
Consolidated, long-lived assets	138,883				138,883				133,147
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	66,524	[1]	51,810	[1]	97,145	[1]	127,252	[1]
Consolidated, income (loss) before income taxes	2,027		(19,602)		(20,853)		(24,050)
Consolidated, long-lived assets	90,214				90,214				93,111
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	21,527	[1]	14,765	[1]	40,118	[1]	31,610	[1]
Consolidated, income (loss) before income taxes	8,476		2,270		8,157		1,490
Consolidated, long-lived assets	16,153				16,153				16,163
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	136,146	[1]	121,201	[1]	254,657	[1]	268,721	[1]
Consolidated, income (loss) before income taxes	3,746		(18,660)		(13,393)		(32,384)
Consolidated, long-lived assets	245,250				245,250				242,421
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, net revenue	237,687	[1]	235,189	[1]	490,014	[1]	518,990	[1]
Consolidated, income (loss) before income taxes	70,259		91,593		139,072		218,536
Consolidated, long-lived assets	¥ 285,159				¥ 285,159				¥ 281,780

[1]	There is no revenue derived from transactions with a single major external customer.